UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ];  Amendment Number: _________
     This Amendment   [     ]  is a restatement.
                      [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avenue International, Ltd.
Address:  c/o Avenue Capital Management II, LLC
	  535 Madison Avenue, 15th Floor
          New York, New York 10022

Form 13F File Number:  028-11228

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Lasry
Title:     Director
Phone:     (212)850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry	      New York, New York        August 15, 2005
---------------	      ------------------ 	---------------
   [Signature]          [City, State]               [Date]

Report Type:

[ ]  13F HOLDINGS REPORT
[X]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File No.     Name
028-10797             Marc Lasry